MONEY MARKET OBLIGATIONS TRUST
                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 October 4, 2006



EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE: MONEY MARKET OBLIGATIONS TRUST ("Registrant")
         U.S. Treasury Cash Reserves (Institutional Service Shares) ("Fund") 1933 Act File No. 333-134677
         1940 Act File No. 811-5950
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Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus/Proxy Statement and Statement of Additional Information dated September 29, 2006, that would have been filed under Rule 497(c), do not differ from the form of Prospectus/Proxy Statement and Statement of Additional Information contained in the most recent Registration Statement for the Trust filed on Form N-14. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 1 on October 2, 2006.

      If you have any questions regarding this certification, please contact me at (412) 288-3310.

                                                Very truly yours,



                                                /s/ Nelson W. Winter
                                                Nelson W. Winter
                                                Assistant Secretary